Fair Value Measurement (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Restricted marketable securities:
Total assets	$ 674,598	$ 644,978
Liabilities:
Short-term debt	73,000	84,200
Total liabilities	246,440	249,920
Fair Value, Inputs, Level 1 [Member]
Cash and cash equivalents:
Time deposits with original maturities less than three months	45,000	72,000
Marketable securities available-for-sale:
Time deposit with original maturities more than three months	0	0
Investment securities available-for-sale:
Corporate straight bonds		0
Restricted cash and cash equivalents :
Time deposits with original maturities less than three months		44,000
Other assets:
Embedded conversion option		0
Restricted marketable securities:
Time deposits with original maturities of more than three months	0	0
Total assets	45,000	116,000
Liabilities:
Short-term debt	0	0
Total liabilities	0	0
Fair Value, Inputs, Level 2 [Member]
Cash and cash equivalents:
Time deposits with original maturities less than three months	0	0
Marketable securities available-for-sale:
Time deposit with original maturities more than three months	172	165
Investment securities available-for-sale:
Corporate straight bonds		0
Restricted cash and cash equivalents :
Time deposits with original maturities less than three months		0
Other assets:
Embedded conversion option		0
Restricted marketable securities:
Time deposits with original maturities of more than three months	1,273	1,266
Total assets	1,445	1,431
Liabilities:
Short-term debt	73,000	84,200
Total liabilities	73,000	84,200
Fair Value, Inputs, Level 3 [Member]
Cash and cash equivalents:
Time deposits with original maturities less than three months	0	0
Marketable securities available-for-sale:
Time deposit with original maturities more than three months	0	0
Investment securities available-for-sale:
Corporate straight bonds		5,080
Restricted cash and cash equivalents :
Time deposits with original maturities less than three months		0
Other assets:
Embedded conversion option		174
Restricted marketable securities:
Time deposits with original maturities of more than three months	0	0
Total assets	0	5,254
Liabilities:
Short-term debt	0	0
Total liabilities	$ 0	$ 0